Notes Payable, Stockholders	12 Months Ended
Dec. 31, 2014
Notes Payable, Stockholders

10. Related Party Transactions

The Company’s president and chief executive officer is also the managing member of its affiliated company, Araxes. Four individuals are significant stockholders of each of the Company and Araxes. The following is a summary of all transactions with Araxes from August 22, 2014 (inception) to December 31, 2014.

Convertible Promissory Notes

As described in Note 6, the Company entered into a Note Purchase Agreement and Convertible Promissory Note with Araxes under which Araxes provided a $2,000,000 loan in the form of a convertible promissory note. The note is included within notes payable, related party, current on the Company’s Balance Sheet.

Additionally, in conjunction with the asset purchase agreement with Araxes described in Note 7, the Company purchased assets for an upfront purchase price of $500,000 payable under a convertible promissory note. This amount is included with research and development expenses, related party on the Company’s Statement of Operations and Comprehensive Loss. Additionally, the note is included within notes payable, related party, noncurrent on the Company’s Balance Sheet.

Facility Sublease

As noted in Note 8, the Company subleases office space from Araxes for a monthly rent of $4,820 per month. In addition to the base monthly rent, the Company is obligated to pay for operating expenses, taxes, insurance, and utilities applicable to the subleased property. Rent expense related to this sublease for the period from August 22, 2014 (inception) to December 31, 2014 was $14,906. The sublease will expire on August 30, 2016.

Management Fees

The Company has a management services agreement with Araxes under which Araxes pays the Company a fixed $100,000 a month for management services. In addition, the agreement allows for Araxes to pay the Company an amount equal to the number of full time equivalents (“FTE”) performing collaboration services for Araxes, at an FTE rate of $350,000, plus actual expenses as reasonably incurred. The agreement has an initial term expiring on December 31, 2015 and renews automatically for additional consecutive one-year periods. The agreement may be terminated by either party with a notice of at least 30 days prior to December 31, 2015 or the expiration of the then-renewal term.

Services Agreement

The Company has a services agreement with Araxes which allows for payment of research and development services provided to the Company of an amount equal to the number of FTE’s performing the services, at an FTE rate of $400,000, plus actual expenses as reasonably incurred. This services agreement has an initial term expiring on December 31, 2015 and renews automatically for additional consecutive one-year periods. The agreement may be terminated by either party with a notice of at least 30 days prior to December 31, 2015 or the expiration of the then-renewal term.

Zeta Acquisition Corp III
Notes Payable, Stockholders

2. Notes Payable, Stockholders

During 2014, various stockholders loaned the Company $15,000 and were issued unsecured promissory notes which bear interest at 6% and are due on demand. Similar stockholder loans amounted to $25,000 during 2013, $25,000 during 2012, $35,000 during 2010, and $25,000 in 2009. Interest of $24,002 and $17,175 was accrued and unpaid at December 31, 2014 and 2013, respectively.

During 2007, the Company issued an unsecured promissory note to a stockholder and officer of the Company in the amount of $10,000. The note was non-interest bearing and was repaid from the proceeds of the sale of common stock.